Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of options granted under each plan	As at December 31, 2024, the options granted under each Plan were as follows:
The 2021 Plan	619,167
The 2024 Plan	4,020,750
The 2024 Plc Plan	704,250

Schedule of number of shares under option
The 2021 Plan	309,584
The 2024 Plan	2,010,375
The 2024 Plc Plan	352,125

Schedule of options outstanding and exercisable

Information relating to options outstanding and exercisable at December 31, 2024 and 2023 is as follows:

Activity	Number of Options	Grant Date Fair Value
Outstanding options at Dec 31, 2022	1,456,125	$1,001,265
Forfeited	(349,042)	(149,405)
Outstanding options at Dec 31, 2022	1,107,084	851,860
Granted	1,885,625	7,590,933
Forfeited	(186,875)	(76,219)
Regranted	476,875	2,125,883
Cancelled	(610,625)	(496,805)
Outstanding at Dec 31	2,672,084	$9,995,653